Property, Plant and Equipment (Including Consolidated VIEs)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT (INCLUDING CONSOLIDATED VIEs)
PROPERTY, PLANT AND EQUIPMENT (INCLUDING CONSOLIDATED VIEs)
Property, plant and equipment consists of the following:

	As of December 31,
	2011	2010
In millions
Land	$6.5	$6.4
Software	31.2	29.1
Buildings and improvements	404.7	270.3
Machinery and equipment	1,470.6	1,571.3
Solar energy systems	896.2	493.3
	2,809.2	2,370.4
Less accumulated depreciation	(851.8)	(708.9)
	1,957.4	1,661.5
Construction in progress – Semiconductor Materials and Solar Materials	155.5	283.4
Construction in progress – Solar energy systems	280.2	88.6
Total property, plant and equipment, net	$2,393.1	$2,033.5

Due to market conditions which led to our actions to reduce solar wafering capacity and the shuttering of our polysilicon plant in Merano, Italy, we recorded asset impairment charges of $354.7 million during the year ended December 31, 2011. See Note 3 for further discussion of the charges.